Accounts Receivable and Other - Summary of Accounts Receivable and Other (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Trade receivables	$ 7,746	$ 11,053
Value added and other taxes recoverable	44,717	22,156
Other receivables and advances	7,134	8,208
Prepaid expenses and deposits	18,747	12,898
Accounts receivable and other	$ 78,344	$ 54,315